[PIONEER LOGO]












                    PIONEER

                    INTERMEDIATE TAX-FREE

                    FUND



                    ----------------------
                    ANNUAL REPORT 12/31/96
                    ----------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


Letter from the Chairman                                                       1


Portfolio Summary                                                              2


Performance Update                                                             3


Portfolio Management Discussion                                                6


Schedule of Investments                                                        9


Financial Statements                                                          16


Notes to Financial Statements                                                 22


Report of Independent Public Accountants                                      26


Tax Treatment of Distributions                                                27


Trustees' Fees and Share Ownership                                            28


Trustees, Officers and Service Providers                                      29

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PIONEER INTERMEDIATE TAX-FREE FUND
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LETTER FROM THE CHAIRMAN 12/31/96
------------------------------------------------------------------------------


DEAR SHAREOWNER,

It is with pleasure that I introduce this report for Pioneer Intermediate Tax-Free Fund, covering the year ended December 31, 1996.

The bond market went full cycle during the year, going from falling interest rates and rising bond prices to rising rates and falling prices, and back again. The municipal bond market faced the additional challenge of working through a cycle of tax-reform proposals. Early on, the talk was aggressive, with a focus on flat tax proposals that would have eliminated many of the benefits of owning municipal bonds. By the end of the year, however, the issue had retreated from center stage.

Your Fund's management team had an active year adjusting the portfolio to pursue tax-free income and a solid total return. We are pleased to report that, despite the fast-changing environment for bonds overall, Pioneer Intermediate Tax-Free Fund continued to pay shareowners attractive dividends and generated a competitive, positive total return. The Fund remains a high-quality alternative for investors looking for tax-free income.

A final note. As you see, we've given your Fund's annual report a facelift. The new, improved style reflects what shareowners told us they want to see in fund reports. Now you'll find a Table of Contents and consistent, easy-to-read summaries of portfolio information and performance. There's also a Portfolio Management Discussion of the portfolio management team's insights into market conditions, portfolio strategy and results. We hope you find them informative.

Please contact your investment representative, or us at 1-800-225-6292, if you have questions your investment in Pioneer Intermediate Tax-Free Fund. Thank you for your continued support.

Respectfully,


[SIGNATURE]


John F. Cogan, Jr.,
Chairman and President

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PIONEER INTERMEDIATE TAX-FREE FUND
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PORTFOLIO SUMMARY 12/31/96
------------------------------------------------------------------------------

PORTFOLIO QUALITY
------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[A pie chart depicting the quality of the portfolio as a percentage of the total investment portfolio. The numbers are as follows:

                    AAA                                     36%
                    AA                                      46%
                    A                                       18%]



PORTFOLIO MATURITY
------------------------------------------------------------------------------
(Effective life as a percentage of total investment portfolio)

[A pie chart depicting the maturity of the portfolio with the effective life as a percentage of the total investment portfolio. The numbers are as follows:

                    0-2 Years                                  5%
                    2-5 Years                                 17%
                    5-7 Years                                 15%
                    7-10 Years                                53%
                    10-15 Years                               18%
                    15+ Years                                 11%     ]

10 LARGEST HOLDINGS
------------------------------------------------------------------------------
(As a percentage of long-term holdings)

 1.Detroit City School District General Obligation, AMBAC Insured
6.5%, 2008
2.22%
 2.Pennsylvania State General Obligation,
6.25%, 20102.18
 3.                        Connecticut State Special Tax Obligation Revenue,
   MBIA Insured,
6.0%, 20062.16
 4.State of Texas General Obligation,
5.8%, 20042.13
 5.Indiana Municipal Power Agency Revenue, MBIA Insured,
6.0%, 20122.11
 6.Grand River Dam Authority Electric Revenue,
5.75%, 20062.10
 7.Georgia State Obligation,
5.5%, 20062.09
 8.University of Maryland Revenue,
5.4%, 20062.07
 9.Maine State General Obligation,
5.375%, 20062.06
10.                           Maryland Community Development Administration,
   Single Family Mortgage Revenue,
5.95%, 20062.03

Fund holdings will vary for other periods.

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PERFORMANCE UPDATE 12/31/96                                  CLASS A SHARES
------------------------------------------------------------------------------


SHARE PRICES AND DISTRIBUTIONS
------------------------------------------------------------------------------

NET ASSET VALUE
PER SHARE                     12/31/96       12/31/95
                               $10.28         $10.44

DISTRIBUTIONS PER SHARE       INCOME         SHORT-TERM           LONG-TERM
(12/31/95 - 12/31/96)         DIVIDENDS      CAPITAL GAINS        CAPITAL GAINS
                              $0.465             -                    -

INVESTMENT RETURNS
------------------------------------------------------------------------------
The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Intermediate Tax-Free Fund at public offering price, compared to the growth of the Lehman Brothers Municipal Bond Index.

[A MOUNTAIN CHART DEPICTING THE GROWTH OF A $10,000 INVESTMENT FROM DECEMBER 1986 TO DECEMBER 1996. THE LINE FOR PIONEER AMERICA INCOME TRUST ENDS AT $18,067 FOR DECEMBER 1996. THE LINE FOR THE LEHMAN BROTHERS MUNICIPAL BOND INDEX ENDS AT $21,184 FOR DECEMBER 1996.]

------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(As of December 31, 1996)
                         NET ASSET   PUBLIC OFFERING
 PERIOD                    VALUE          PRICE*
 10 Years                  6.47%          6.09%
 5 Years                   5.87           5.12
 1 Year                    3.03          -0.58
------------------------------------------------------

*Reflects deduction of the maximum 3.5% sales charge at the beginning of the period and assumes reinvestment of distributions at net asset value.



The Lehman Brothers Municipal Bond Index is an unmanaged measure of approximately 15,000 municipal bonds. Bonds in the Index have a minimum credit rating of BBB, were part of at least a $50 million issuance made within the past five years and have a maturity of at least two years. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Past performance does not guarantee future results. Return and share price fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

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PERFORMANCE UPDATE 12/31/96                                  CLASS B SHARES
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SHARE PRICES AND DISTRIBUTIONS
------------------------------------------------------------------------------

NET ASSET VALUE
PER SHARE                     12/31/96       12/31/95
                              $10.31         $10.46

DISTRIBUTIONS PER SHARE       INCOME         SHORT-TERM          LONG-TERM
(12/31/95 - 12/31/96)         DIVIDENDS      CAPITAL GAINS       CAPITAL GAINS
                              $0.377             -                   -

INVESTMENT RETURNS
------------------------------------------------------------------------------
The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Intermediate Tax-Free Fund, compared to the growth of the Lehman Brothers Municipal Bond Index.

[A MOUNTAIN CHART DEPICTING THE GROWTH OF A $10,000 INVESTMENT FROM APRIL 1994 TO DECEMBER 1996. THE LINE FOR PIONEER AMERICA INCOME TRUST ENDS AT $11,151 FOR DECEMBER 1996. THE LINE FOR THE LEHMAN BROTHERS MUNICIPAL BOND INDEX ENDS AT $12,204 FOR DECEMBER 1996.]

------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(As of December 31, 1996)
                            IF              IF
 PERIOD                    HELD         REDEEMED*
 Life-of-Fund              4.84%          4.15%
 (4/29/94)
 1 Year                    2.25          -0.71
------------------------------------------------------

* Reflects deduction of the maximum applicable contingent deferred sales charge
(CDSC) at the end of the period and assumes reinvestment of distributions. The maximum CDSC of 3% declines over four years.





The Lehman Brothers Municipal Bond Index is an unmanaged measure of approximately 15,000 municipal bonds. Bonds in the Index have a minimum credit rating of BBB, were part of at least a $50 million issuance made within the past five years and have a maturity of at least two years. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Past performance does not guarantee future results. Return and share price fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

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PERFORMANCE UPDATE 12/31/96                                  CLASS C SHARES
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SHARE PRICES AND DISTRIBUTIONS
------------------------------------------------------------------------------

NET ASSET VALUE
PER SHARE                     12/31/96       1/31/96
                              $10.29         $10.51

DISTRIBUTIONS PER SHARE       INCOME         SHORT-TERM     LONG-TERM
(1/31/96 - 12/31/96)          DIVIDENDS      CAPITAL GAINS  CAPITAL GAINS
                              $0.341             -              -

INVESTMENT RETURNS
------------------------------------------------------------------------------
The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Intermediate Tax-Free Fund, compared to the growth of the Lehman Brothers Municipal Bond Index.

[A MOUNTAIN CHART DEPICTING THE GROWTH OF A $10,000 INVESTMENT FROM JANUARY 1996 TO DECEMBER 1996. THE LINE FOR PIONEER AMERICA INCOME TRUST ENDS AT $10,024 FOR DECEMBER 1996. THE LINE FOR THE LEHMAN BROTHERS MUNICIPAL BOND INDEX ENDS AT $10,365 FOR DECEMBER 1996.]

------------------------------------------------------
CUMULATIVE TOTAL RETURNS
(As of December 31, 1996)
                            IF              IF
 PERIOD                    HELD         REDEEMED*
 Life-of-Fund             1.22%           0.24%
 (1/31/96)
------------------------------------------------------
* Reflects deduction of the 1% contingent deferred sales charge (CDSC) at the end of the period and assumes reinvestment of distributions.





The Lehman Brothers Municipal Bond Index is an unmanaged measure of approximately 15,000 municipal bonds. Bonds in the Index have a minimum credit rating of BBB, were part of at least a $50 million issuance made within the past five years and have a maturity of at least two years. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Past performance does not guarantee future results. Return and share price fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

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PIONEER INTERMEDIATE TAX-FREE FUND
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PORTFOLIO MANAGEMENT DISCUSSION 12/31/96
------------------------------------------------------------------------------


DEAR SHAREOWNER,
------------------------------------------------------------------------------
It's my pleasure to report that Pioneer Intermediate Tax-Free Fund completed its 10th year on December 31, 1996, with positive performance despite the bond market's tremendous volatility. The economy, having finished 1996 in much stronger standing than most forecasters anticipated, created a difficult environment for all fixed-income investments - including municipal bonds. Although the Federal Reserve (the Fed) never actually raised short-term interest rates, investor perceptions of rising inflation and the specter of inflation unnerved bond investors. Despite these trying market conditions, the Fund's yield remained competitive. An investor in the maximum 39.6% federal tax bracket would have had to receive a 6.24% return on a fully taxable investment to match the Fund's 3.77% tax-free 30-day SEC yield on December 31.

INVESTOR PERCEPTIONS DROVE BOND MARKET'S VOLATILITY
Market conditions at the beginning and end of your Fund's fiscal year might suggest that the period was generally favorable for bonds. However, the interim months were enough to test even the most experienced bond fund managers. Early on, benign inflation and slow economic growth led the Fed to lower short-term interest rates by 0.25% in January. Investor optimism and bond prices soared. However, the announcement of stronger employment numbers in early March fueled fears of inflation and potential for a reversal of the Fed's monetary policy. The bond market's sell-off then began in earnest. While the sudden reversal in the direction of interest rates hurt prices of all fixed-income securities, tax-free bonds fared better than their fully taxable counterparts.

For the better part of a year, prices of tax-free bonds had reflected lingering investor concerns about the perceived effect of tax-reform proposals. Central to this debate was the flat-tax proposal, which in its purest form would deprive municipal bonds of their tax-exempt status. Fortunately, investors realized that the passage of a flat tax was far from certain and that many tax-reform proposals would be debated before being approved.

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------------------------------------------------------------------------------

Once their initial fears were allayed, investors renewed their interest in municipal bonds, providing some impetus for higher prices. As a result, municipal bonds outperformed their taxable counterparts during the first half of the year.

Following the uncertainty of the summer months, in which bond investors kept a nervous eye on policy makers at the Fed, the municipal bond market enjoyed a long-awaited rally in late fall. Signs of slowing economic growth helped cool investors' concerns over rising interest rates, sparking upward movement in prices of municipal bonds.

HOW PIONEER MANAGED YOUR INVESTMENT
High-quality continues to be the defining characteristic of your Fund. All portfolio holdings have a rating of A or better; the average quality rating remains AA. The Fund is broadly diversified, with 36 states and 77 issues in the portfolio at year-end, and 92% of it assets in securities with remaining maturities of 15 years or less. We believe the Fund's conservative, intermediate focus can be an effective way to limit price volatility while generating attractive tax-free income.

The overall credit quality of the municipal marketplace has been increasing over time. This trend, evidenced by the fact that credit upgrades outpaced downgrades in 1996, is partly the result of the fact that over half of the new issuance coming to market is insured. Bond insurance assures the timely payment of principal and interest in the event the issuer of debt is unable to meet its obligations. In the aftermath of the bankruptcy of Orange County, California in 1994, municipal bond insurance provides additional security for investors and enhanced liquidity and price after the initial offering. Rating agencies, such as Standard & Poor's or Moody's, place bonds covered by major insurers in the highest rating category, AAA and Aaa, respectively. By December 31, we had doubled the Fund's exposure to insured bonds to 19% of net assets, buying when new issuances pushed prices lower.

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PIONEER INTERMEDIATE TAX-FREE FUND
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PORTFOLIO MANAGEMENT DISCUSSION 12/31/96                         (continued)
------------------------------------------------------------------------------


During the period, we made structural modifications to the portfolio as well. Given the secular decline in interest rates over the past several years, bonds with higher coupons are at risk of being called away by their issuers. To reduce the Fund's exposure to this risk, we extended call protection by swapping out of bonds approaching their call dates and purchasing bonds with a minimum of 10 years or longer before their call dates. This defensive strategy helps protect the higher coupon bonds in your portfolio, and thus your Fund's stream of tax-free income. Adding a higher degree of call protection extended the portfolio's average life from 7.84 years to 8.06 years by December 31 - well below the Fund's maximum limit of 10 years.

LOOKING AHEAD
At least two important points emerged from the discussions of 1996 - the general acknowledgement that tax reform is a complicated issue and the realization that municipal bonds play an important role for both investors and issuers. With that backdrop, we think enthusiasm for municipal bonds should increase in 1997.

Pioneer Intermediate Tax-Free Fund continues to offer you an efficient, convenient way to participate in the municipal bond market and enjoy the benefits of tax-free income. The portfolio's focus on intermediate- and shorter-term issues helps make it more conservative than funds that emphasize long-term bonds, but the Fund's investment guidelines offer enough flexibility to help generate an attractive level of tax-free income. As we move through 1997, we'll fine-tune the portfolio in an effort to maintain or improve its income stream, but without losing sight of generating a solid total return.

Respectfully,

[SIGNATURE]

Kathleen A. McClaskey,
Portfolio Manager

PIONEER INTERMEDIATE TAX-FREE FUND
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SCHEDULE OF INVESTMENTS 12/31/96
------------------------------------------------------------------------------

         S&P/MOODY'S
PRINCIPAL  RATINGS
  AMOUNT (UNAUDITED)                                                       VALUE
                     INVESTMENTS IN SECURITIES - 100.0%
                     TAX-EXEMPT OBLIGATIONS - 100.0%
                     ALASKA - 1.3%
$1,000,000  AAA/Aaa  Alaska Housing Finance Corporation Revenue,
                       MBIA Insured, 5.125%, 2006                   $  1,003,430
                                                                    ------------
                     ARIZONA - 5.6%
 1,000,000  AA/Aaa   Arizona Transportation Board Highway Revenue,
                       6.5%, Prerefunded, 2001*                     $  1,098,080
 1,000,000  AA-/Aa   Phoenix Civic Improvement Corporation
                       Water Revenue, 6.5%, 2006                       1,120,370
 1,000,000  AA/Aa    Salt River Agricultural Improvement and
                       Power District Arizona, 5.2%, 2008              1,014,060
 1,000,000  A+/A1    Tucson Water Revenue, 5.5%, 2014                  1,008,970
                                                                    ------------
                                                                    $  4,241,480
                                                                    ------------
                     CONNECTICUT - 3.5%
 1,000,000  AA/Aa    Connecticut Housing Finance Authority Housing
                       Mortgage Finance Program, 6.25%, 2011        $  1,029,910
 1,500,000  AAA/Aaa  Connecticut State Special Tax Obligation
                       Revenue MBIA Insured, 6.0%, 2006                1,628,985
                                                                    ------------
                                                                    $  2,658,895
                                                                    ------------
                     DISTRICT OF COLUMBIA - 0.7%
   500,000  A+/A1    Georgetown University General Obligation,
                       8.125%, 2008                                 $    532,335
                                                                    ------------
                     DELAWARE - 1.4%
 1,000,000  AA/A1    Delaware Transportation Authority,
                       Revenue, 5.2%, 2001                          $  1,029,460
                                                                    ------------
                     FLORIDA - 7.0%
 1,000,000  AA/Aa    Florida State Board of Education Capital Outlay
                       General Obligation, 5.125%, 2005             $  1,025,730
 1,000,000  AAA/Aaa  Florida State Department of Environmental
                       Protection Sales Tax Revenue,
                       AMBAC Insured, 5.25%, 2003                      1,039,580
 1,000,000  AA/Aa    Gainesville Regional Utilities Revenue,
                       5.75%, 2006                                     1,069,980

 The accompanying footnotes are an integral part of these financial statements.

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
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SCHEDULE OF INVESTMENTS 12/31/96                                 (continued)
------------------------------------------------------------------------------

         S&P/MOODY'S
PRINCIPAL  RATINGS
  AMOUNT (UNAUDITED)                                                       VALUE
                     FLORIDA (CONTINUED)
 1,020,000  AAA/Aaa  Homestead Special Insurance Assessment
                       Revenue, MBIA Insured, Escrowed to Maturity
                       in Government Securities, 5.25%, 2003           1,062,238
 1,000,000  AA/Aa1   Orlando, Utilities Commission Water & Electric
                       Revenue, 5.6%, 2003                             1,060,660
                                                                    ------------
                                                                    $  5,258,188
                                                                    ------------
                     GEORGIA - 6.2%
 1,000,000  AAA/Aaa  Atlanta, Airport Facilities Revenue,
                       AMBAC Insured, 6.25%, 2005+                  $  1,094,000
 1,500,000  AA+/A1   Georgia State General Obligation, 5.5%, 2006      1,581,015
   500,000  AA-/A1   Metropolitan Atlanta Rapid Transit Authority
                       Sales Tax Revenue, 7.25%, 2010                    529,310
  400,000   A/A      Municipal Electric Authority of Georgia Special
                       Obligation Revenue, 7.65%, 2003                   420,484
1,000,000   A/A      Municipal Electric Authority of Georgia
                       Power Revenue, 6.2%, 2010                       1,066,330
                                                                    ------------
                                                                    $  4,691,139
                                                                    ------------
                     HAWAII - 1.4%
 1,000,000  AA/Aa    Honolulu, City and County General Obligation,
                       5.1%, 2002                                   $  1,027,470
                                                                    ------------
                     ILLINOIS - 5.5%
 1,000,000  AAA/Aaa  Chicago, General Obligation,
                       AMBAC Insured, 5.7%, 2007                    $  1,048,140
1,000,000   A+/A1    llinois State Toll Highway Authority
                       Revenue, 6.3%, 2012                             1,082,060
 1,000,000  AA/Aa1   Illinois Education Facilities Authority Revenue,
                       Northwestern University, 5.5%, 2013               994,510
1,000,000   A+/A     Metropolitan Pier & Exposition Authority,
                       Sales Tax Revenue, 5.75%, 2002                  1,041,740
                                                                    ------------
                                                                    $  4,166,450
                                                                    ------------
                     INDIANA - 5.3%
1,500,000   AAA/Aaa  Indiana Municipal Power Agency, Revenue
                       MBIA Insured, 6.0%, 2012                     $  1,596,495

 The accompanying footnotes are an integral part of these financial statements.

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
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
         S&P/MOODY'S
PRINCIPAL  RATINGS
  AMOUNT (UNAUDITED)                                                       VALUE
                     INDIANA (CONTINUED)
  750,000   A/NR     Indiana Municipal Power Agency, Power Supply
                       System Revenue, 7.1%, Prerefunded, 2000*          819,052
  500,000   A+/A1    Indiana Transportation Finance Authority Highway
                       Revenue, 8.0%, Prerefunded, 1998*                 536,945
1,000,000   AA-/Aa2  Purdue University, Indiana, Revenue
                       5.75%, 2004                                     1,063,780
                                                                    ------------
                                                                    $  4,016,272
                                                                    ------------
                     KANSAS - 2.1%
1,000,000   AA/Aa    Kansas Department of Transportation Highway
                       Revenue, 5.375%, 2007                        $  1,033,560
  500,000   AA/NR    Kansas Department of Transportation Highway
                       Revenue, 6.5%, Prerefunded, 2002*                 552,745
                                                                    ------------
                                                                    $  1,586,305
                                                                    ------------
                     KENTUCKY - 2.5%
1,000,000   AAA/Aaa  Kentucky Turnpike Authority Revenue,
                       AMBAC Insured, 5.25%, 2005                   $  1,034,630
  750,000   A+/A1    Lexington-Fayette Urban County Government
                       Revenue, 7.0%, 2006                               826,763
                                                                    ------------
                                                                    $  1,861,393
                                                                    ------------
                     MAINE - 2.1%
1,500,000   AA+/Aa   Maine State General Obligation, 5.375%, 2006   $  1,557,510
                                                                    ------------
                     MARYLAND - 4.1%
1,500,000   NR/Aa    Maryland Community Development Administration,
                       Single Family Mortgage Revenue, 5.95%, 2006  $  1,532,565
1,500,000   AA+/Aa   University of Maryland Revenue, 5.4%, 2006        1,563,060
                                                                    ------------
                                                                    $  3,095,625
                                                                    ------------
                     MASSACHUSETTS - 4.2%
1,000,000   A+/A1    Massachusetts Bay Transportation Authority
                       Revenue, 5.5%, 2009                          $  1,027,630
1,000,000   AAA/Aaa  Massachusetts Housing Finance Agency,
                       FNMA Collateralized, 6.875%, 2021               1,049,000
1,000,000   AA-/Aa   Massachusetts Water Pollution Abatement Trust
                       Sewer Revenue, 6.0%, 2008                       1,061,740
                                                                    ------------
                                                                    $  3,138,370
                                                                    ------------

 The accompanying footnotes are an integral part of these financial statements.

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
PIONEER INTERMEDIATE TAX-FREE FUND
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SCHEDULE OF INVESTMENTS 12/31/96                                 (continued)
------------------------------------------------------------------------------

         S&P/MOODY'S
PRINCIPAL  RATINGS
  AMOUNT (UNAUDITED)                                                       VALUE
                     MICHIGAN - 5.0%
 1,500,000  AAA/Aaa  Detroit City School District General
                       Obligation, AMBAC Insured, 6.5%, 2008        $  1,677,570
 1,000,000  AA-/A1   Michigan State Trunk Line Fuel Sales Tax
                       Revenue, Series A, 5.625%, 2003                 1,057,870
 1,000,000  AA-/A1   Michigan State Trunk Line Fuel Sales Tax
                       Revenue, Series B, 5.625%, 2003                 1,057,870
                                                                    ------------
                                                                    $  3,793,310
                                                                    ------------
                     MINNESOTA - 2.4%
   750,000  AAA/Aaa  Minnesota Public Facilities Authority Water
                       Pollution Control Revenue, 7.0%,
                       Prerefunded, 1999*                           $    808,755
 1,000,000  AAA/Aaa  Minnesota Public Facilities Authority Water
                       Pollution Control Revenue, 5.0%, 2006           1,015,370
                                                                    ------------
                                                                    $  1,824,125
                                                                    ------------
                     MISSOURI - 1.4%
 1,000,000  NR/Aa    Missouri Environmental Improvement & Energy
                       Resource Authority Water Pollution Control
                       Revenue, 5.15%, 2004                         $  1,022,390
                                                                    ------------
                     NEBRASKA - 1.5%
 1,000,000  AAA/NR   Omaha Public Power District Electric System
                       Revenue, 6.5%, Prerefunded, 2002*            $  1,100,360
                                                                    ------------
                     NEVADA - 0.1%
    70,000  AA/Aa    Nevada Housing Division Single Family Program
                       Revenue, 8.0%, 2009                          $     72,324
                                                                    ------------
                     NEW HAMPSHIRE - 0.7%
   500,000  AAA/Aaa  New Hampshire Turnpike System Revenue,
                       7.375%, Prerefunded, 2000*                   $    554,915
                                                                    ------------
                     NEW JERSEY - 4.0%
 1,000,000  AA/Aa    New Jersey Wastewater Treatment Trust Sewer
                       Revenue, 6.5%, 2006                          $  1,123,020
  750,000   AA-/Aaa  New Jersey Highway Authority, Garden State
                       Parkway Senior Revenue, 7.25%,
                       Prerefunded, 1999*                                809,948

 The accompanying footnotes are an integral part of these financial statements.

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
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------------------------------------------------------------------------------

         S&P/MOODY'S
PRINCIPAL  RATINGS
  AMOUNT (UNAUDITED)                                                       VALUE
                     NEW JERSEY (CONTINUED)
 1,000,000  AA+/Aa1  State of New Jersey Sales Tax
                       General Obligation, 5.8%, 2007                  1,071,420
                                                                    ------------
                                                                    $  3,004,388
                                                                    ------------
                     NEW MEXICO - 1.3%
 1,000,000  AA/Aa    Bernalillo County,  Gross Receipts,
                       Tax Revenue, 5.0%, 2013                      $    959,090
                                                                    ------------
                     NEW YORK - 0.7%
   500,000  AAA/Aaa  New York City Municipal Water Finance Authority
                       Revenue, 7.75%, Prerefunded, 1998*           $    534,920
                                                                    ------------
                     OHIO - 1.3%
 1,000,000  AAA/Aaa  Cuyahoga County, General Obligation,
                       MBIA Insured, 5.0%, 2007                     $  1,008,200
                                                                    ------------
                     OKLAHOMA - 3.4%
 1,500,000  A-/A     Grand River Dam Authority
                       Electric Revenue, 5.75%, 2006                $  1,587,060
 1,000,000  AA/Aa    Oklahoma City, General Obligation, 5.0%, 2004     1,018,620
                                                                    ------------
                                                                    $  2,605,680
                                                                    ------------
                     OREGON - 0.3%
   250,000  AA/Aa    State of Oregon Veterans Welfare
                       General Obligation, 7.75%, 2003              $    256,585
                                                                    ------------
                     PENNSYLVANIA - 5.0%
 1,500,000  AA-/A1   Pennsylvania State General
                       Obligation, 6.25%, 2010                      $  1,645,305
 1,000,000  A-/NR    Pennsylvania Industrial Development Authority
                       Revenue, 7.0%, Prerefunded, 2001*               1,115,460
 1,000,000  A/A1     Pennsylvania State Turnpike Commission
                       Highway Revenue, 5.45%, 2002                    1,041,500
                                                                    ------------
                                                                    $  3,802,265
                                                                    ------------
                     PUERTO RICO - 2.2%
   500,000  AAA/NR   Puerto Rico Highway Authority
                       Revenue Refunding, 8.0%, Prerefunded, 1998*  $    540,250

 The accompanying footnotes are an integral part of these financial statements.

PIONEER INTERMEDIATE TAX-FREE FUND
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/96                                 (continued)
------------------------------------------------------------------------------

         S&P/MOODY'S
PRINCIPAL  RATINGS
  AMOUNT (UNAUDITED)                                                       VALUE
                     PUERTO RICO (CONTINUED)
1,000,000   AAA/Aaa  University of Puerto Rico
                       Revenue, MBIA Insured, 6.25%, 2008              1,112,300
                                                                    ------------
                                                                    $  1,652,550
                                                                    ------------
                     SOUTH CAROLINA - 1.1%
   750,000  AAA/Aaa  South Carolina Public Service Authority
                       Revenue, 7.0%, Prerefunded, 2001*            $    840,833
                                                                    ------------
                     TEXAS - 8.0%
 1,000,000  A/A      Houston, Water & Sewer System
                       Revenue, 5.4%, 2000                          $  1,034,130
   750,000  AAA/Aaa  San Antonio Prior Lien Water
                       Revenue, 7.125%, Prerefunded, 1999*               809,992
 1,500,000  AA/Aa    State of Texas General Obligation, 5.8%, 2004     1,609,035
 1,000,000  AA/Aaa   Tarrant County, Water Control & Improvement
                       District #001 Revenue, 6.0%,
                       Prerefunded, 2001*                              1,060,240
 1,250,000  AAA/Aaa  Texas Department of Housing and Community
                       Affairs Revenue, MBIA Insured, 5.75%, 2010      1,258,337
   250,000  AAA/Aaa  University of Texas Permanent University Fund,
                       Escrowed to Maturity in Government
                       Securities, 8.0%, 2004                            302,520
                                                                    ------------
                                                                    $  6,074,254
                                                                    ------------
                     UTAH - 0.1%
   100,000  AA/Aa    Utah Housing Finance Agency,
                       Single Family Mortgage Purchase
                       Revenue, 7.3%, 2003+                         $    103,271
                                                                    ------------
                     VERMONT - 0.7%
   500,000  AAA/Aaa  Vermont Municipal Bond Bank, 7.9%,
                       Prerefunded, 1998*                           $    545,660
                                                                    ------------
                     VIRGINIA - 2.7%
 1,000,000  AAA/Aaa  Portsmouth General Obligation, FGIC
                       Insured, 5.0%, 2007                          $  1,007,320
 1,000,000  AA/Aa    Virginia Public School Authority
                       Revenue, 5.4%, 2004                             1,046,550
                                                                    ------------
                                                                    $  2,053,870
                                                                    ------------

 The accompanying footnotes are an integral part of these financial statements.

PIONEER INTERMEDIATE TAX-FREE FUND
------------------------------------------------------------------------------

------------------------------------------------------------------------------
         S&P/MOODY'S
PRINCIPAL  RATINGS
  AMOUNT (UNAUDITED)                                                       VALUE
                     WASHINGTON - 3.8%
 1,000,000  AA-/Aa1  Lewis County, Public Utility District #1,
                       5.0%, 2004                                   $  1,008,880
   750,000  AA/Aaa   State of Washington Motor Vehicle Fuel Tax
                       General Obligation, 7.25%, Prerefunded, 1999*     798,862
 1,000,000  AA/Aa    State of Washington General
                       Obligation, 6.0%, 2002                          1,068,060
                                                                    ------------
                                                                    $  2,875,802
                                                                    ------------
                     WISCONSIN - 1.4%
 1,000,000  AA/Aa    State of Wisconsin General Obligation,5.5%,
                      2001                                          $  1,040,500
                                                                    ------------
                     TOTAL INVESTMENT IN SECURITIES - 100%
                     (Cost $ 72,757,863)(a)(b)(c)                   $ 75,589,614
                                                                    ============

NR Not rated.
* Prerefunded bond has been collateralized by U.S. Treasury securities which are held in escrow and used to pay principal and interest in the tax-exempt issue and to retire the bond in full at the earliest refunding date.
+  A portion of the bond was called on January 1, 1997.
(a)The concentration of securities, by type of obligation/market sector, is as follows:
      General Obligation                                          17.8%
      Escrowed in U.S. Government Securities                      18.4
      Revenue Bonds:
        Education                                                  6.2
        Housing                                                    5.0
        Insured                                                   19.2
        Pollution Control                                          2.7
        Power                                                      9.6
        Sales Tax                                                  3.3
        Transportation                                             9.7
        Water                                                      7.1
        Other                                                      1.0
(b)At December 31, 1996, the net unrealized gain on investments based on cost for federal income tax purposes of $72,757,863 was as follows:
   Aggregate gross unrealized gain for all investments in which
    there is an excess of value over tax cost                    $   2,893,691
   Aggregate gross unrealized loss for all investments in which
    there is an excess of tax cost over value                         (61,940)
                                                                 -------------
   Net unrealized gain                                           $   2,831,751
                                                                 =============
(c)At December 31, 1996, the Fund had a capital loss carryforward of $503,818, which will expire between 2002 and 2003 if not utilized.

Purchases and sales of securities (excluding temporary cash investments) for the year ended December 31, 1996 aggregated $26,283,460 and $28,527,022, respectively.

 The accompanying footnotes are an integral part of these financial statements.

PIONEER INTERMEDIATE TAX-FREE FUND
------------------------------------------------------------------------------
BALANCE SHEET 12/31/96
------------------------------------------------------------------------------

ASSETS:
 Investment in securities, at value (cost $72,757,863)           $  75,589,614
 Receivables -
  Fund shares sold                                                         231
  Interest                                                           1,312,151
 Other                                                                   5,514
                                                                 -------------
    Total assets                                                 $  76,907,510
                                                                 -------------

LIABILITIES:
 Payables -
  Fund shares repurchased                                        $      14,655
  Dividends                                                            101,467
  Due to bank                                                          199,878
 Due to affiliates                                                      92,136
 Accrued expenses                                                       46,838
                                                                 -------------
    Total liabilities                                            $     454,974
                                                                 -------------

NET ASSETS:
 Paid-in capital                                                 $  74,124,603
 Accumulated net realized loss                                        (503,818)
 Net unrealized gain on investments                                  2,831,751
                                                                 -------------
    Total net assets                                             $  76,452,536
                                                                 =============

NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
 Class A (based on $73,386,965/7,142,179 shares)                 $       10.28
                                                                 =============
 Class B (based on $2,863,871/277,900 shares)                    $       10.31
                                                                 =============
 Class C (based on $201,700/19,598 shares)                       $       10.29
                                                                 =============

MAXIMUM OFFERING PRICE:
 Class A                                                         $       10.65
                                                                 =============

 The accompanying footnotes are an integral part of these financial statements.

PIONEER INTERMEDIATE TAX-FREE FUND
------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
------------------------------------------------------------------------------
FOR THE YEAR ENDED 12/31/96

INVESTMENT INCOME:
  Interest                                                         $ 4,356,819
                                                                   -----------
EXPENSES:
  Management fees                                        $396,543
  Transfer agent fees
    Class A                                                91,021
    Class B                                                 3,727
    Class C                                                   399
  Distribution fees
    Class A                                               178,968
    Class B                                                28,597
    Class C                                                 1,745
  Accounting                                               74,473
  Custodian fees                                           17,848
  Registration fees                                        45,860
  Professional fees                                        44,916
  Printing                                                 10,463
  Fees and expenses of nonaffiliated trustees              15,495
  Miscellaneous                                            16,989
                                                         --------
    Total expenses                                                 $   927,044
    Less management fees waived by
     Pioneering Management Corporation                                 (87,136)
    Less fees paid indirectly                                          (23,871)
                                                                   -----------
    Net expenses                                                   $   816,037
                                                                   -----------
     Net investment income                                         $ 3,540,782
                                                                   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain on investments                               $   196,137
    Change in net unrealized gain on investments                    (1,494,178)
                                                                   -----------
     Net loss on investments                                       $(1,298,041)
                                                                   -----------
     Net increase in net assets resulting from operations          $ 2,242,741
                                                                   ===========

 The accompanying footnotes are an integral part of these financial statements.

PIONEER INTERMEDIATE TAX-FREE FUND
------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------
FOR THE YEARS ENDED 12/31/96 AND 12/31/95

                                                       YEAR ENDED                YEAR ENDED
FROM OPERATIONS:                                       12/31/96                   12/31/95
Net investment income                                 $  3,540,782            $  3,905,779
Net realized gain (loss) on investments                    196,137                (400,733)
Change in net unrealized gain or loss on investments    (1,494,178)              6,979,005
                                                      ------------              ------------
   Net increase in net assets resulting from operations$  2,242,741           $ 10,484,051
                                                      ------------              ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
 Class A ($0.47 and $0.49 per share, respectively)    $ (3,461,175)           $ (3,800,009)
 Class B ($0.38 and $0.40 per share, respectively)        (105,009)                (86,280)
 Class C ($0.33 and $0.00 per share, respectively)          (6,042)                   -
In excess of net investment income:
 Class A ($0.00 and $0.00 per share, respectively)          (5,392)                   -
 Class C ($0.01 and $0.00 per share, respectively)            (238)                   -
                                                      ------------              ------------
   Total distributions to shareholders                $ (3,577,856)           $ (3,886,289)
                                                      ------------              ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                      $  8,160,271            $  7,101,676
Reinvestment of distributions                            2,196,836               2,437,890
Cost of shares  repurchased                            (14,554,121)            (12,355,539)
                                                      ------------              ------------
 Net decrease in net assets resulting from
   fund share transactions                            $ (4,197,014)           $ (2,815,973)
                                                      ------------              ------------
 Net increase (decrease) in net assets                $ (5,532,129)           $  3,781,789
NET ASSETS:
Beginning of year                                       81,984,665              78,202,876
                                                      ------------              ------------
End of year (including accumulated undistributed net
 investment income of $0 and $35,178, respectively)   $76,452,536             $ 81,984,665
                                                      ============              ============

CLASS A                      '96 SHARES    '96 AMOUNT   '95 SHARES   '95 AMOUNT
Shares sold                    678,298   $  6,961,860     567,733   $  5,747,321
Reinvestment of distributions  206,717      2,116,538     233,794      2,382,977
Less shares repurchased     (1,352,057)   (13,837,542) (1,158,605)   (11,807,545)
                            ----------    -----------  ----------    -----------
 Net decrease                 (467,042)  $ (4,759,144)   (357,078)  $ (3,677,247)
                            ==========   ============  ==========    ===========
CLASS B
Shares sold                     95,563   $    984,982     133,711   $  1,354,355
Reinvestment of distributions    7,217         74,044       5,360         54,913
Less shares repurchased        (68,872 )     (701,579)    (53,564)      (547,994)
                            ----------    -----------  ----------    -----------
 Net increase                  33,908    $    357,447      85,507   $    861,274
                            ==========   ============  ==========    ===========
CLASS C*
Shares sold                     20,459   $    213,429
Reinvestment of distributions      611          6,254
Less shares repurchased         (1,472)       (15,000)
                            ----------    -----------
 Net increase                   19,598   $    204,683
                            ==========   ============

*  Class C shares were first publicly offered on January 31, 1996.

 The accompanying footnotes are an integral part of these financial statements.

PIONEER INTERMEDIATE TAX-FREE FUND
------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS 12/31/96
------------------------------------------------------------------------------

                            YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED YEAR ENDED
CLASS A                       12/31/96  12/31/95  12/31/94(a) 12/31/93  12/31/92
Net asset value,
 beginning of year             $ 10.44  $  9.62    $ 10.76   $ 10.32   $ 10.06
                              --------  --------  --------   --------  --------
Increase (decrease) from
 investment operations:
   Net investment income       $  0.46  $  0.49    $  0.49   $  0.56   $  0.59
   Net realized and unrealized
    gain (loss) on investments   (0.15)    0.82      (1.13)     0.56      0.25
                              --------  --------  --------   --------  --------
    Net increase (decrease)
    from investment operations $  0.31  $  1.31    $ (0.64)  $  1.12   $  0.84

Distributions to shareholders:
 Net investment income           (0.47)   (0.49)     (0.49)    (0.56)    (0.58)
 Net realized gain                 -         -       (0.01)    (0.12)       -
                              --------  --------  --------   --------  --------
Net increase (decrease) in
 net asset value              $  (0.16) $  0.82    $ (1.14)  $  0.44   $  0.26
                              --------  --------  --------   --------  --------
Net asset value, end of year  $  10.28  $ 10.44    $  9.62   $ 10.76   $ 10.32
                              ========  ========  ========   ========  ========
Total return*                     3.03%    3.80%     (6.02)%   11.08%     8.65%
Ratio of net expenses to
 average net assets               1.03%+   1.02%+     1.00%     0.85%     0.85%
Ratio of net investment income
 to average net assets            4.47%+   4.77%+     4.89%     5.23%     5.78%
Portfolio turnover rate             34%      29%        39%       14%        4%
Net assets, end of year
 (in thousands)                $ 73,387 $ 79,432   $ 76,674  $ 82,097  $ 57,353
Ratios assuming no waiver of
 management fees by PMC and no
 reduction for fees paid
 indirectly:
 Net expenses                     1.14%    1.12%      1.22%     1.12%     1.27%
 Net investment income            4.36%    4.67%      4.67%     4.97%     5.36%
Ratios assuming waiver of
 management fees by PMC and
 reduction for fees paid
 indirectly:
 Net expenses                     1.00%    1.00%        -         -        -
 Net investment income            4.50%    4.79%        -         -        -

(a)The per share data presented above is based upon the average shares outstanding for the period presented.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
+  Ratio assuming no reduction for fees paid indirectly.

 The accompanying footnotes are an integral part of these financial statements.

PIONEER INTERMEDIATE TAX-FREE FUND
------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS 12/31/96
------------------------------------------------------------------------------

                                            YEAR ENDED   YEAR ENDED   4/29/94 TO
CLASS B                                       12/31/96     12/31/95  12/31/94(a)
Net asset value, beginning of period          $  10.46    $   9.65     $  10.07
                                              ---------   --------     --------
Increase (decrease) from investment operations:
 Net investment income                        $   0.38    $   0.41     $   0.27
 Net realized and unrealized gain (loss)
   on investments                                (0.15)       0.80        (0.42)
                                              ---------   --------     --------
 Net increase (decrease) from
   investment operations                      $   0.23    $   1.21        (0.15)
Distributions to shareholders:
 Net investment income                           (0.38)      (0.40)       (0.27)                                         )
                                              ---------   --------     ---------
Net increase (decrease) in net asset value    $  (0.15)   $   0.81     $  (0.42)
                                              ---------   --------     ---------
Net asset value, end of period                $  10.31    $  10.46     $   9.65
                                              =========   ========     =========
Total return*                                    2.25%      12.71%       (1.49)%
Ratio of net expenses to average net assets      1.81%+      1.86%+       1.84%**
Ratio of net investment income to
 average net assets                              3.68%+      3.90%+       4.17%**
Portfolio turnover rate                            34%         29%          39%
Net assets, end of period (in thousands)      $ 2,864     $ 2,553      $ 1,529
Ratios assuming no waiver of management fees
 by PMC and no reduction for fees paid
 indirectly:
   Net expenses                                  1.91%       1.96%        2.14%**
   Net investment income                         3.58%       3.80%        3.87%**
Ratios assuming waiver of management fees by
 PMC and reduction for fees paid indirectly:
   Net expenses                                  1.76%       1.82%         -
   Net investment income                         3.73%       3.94%         -

(a)The per share data presented above is based upon the average shares outstanding for the period presented.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
+  Ratio assuming no reduction for fees paid indirectly.


 The accompanying footnotes are an integral part of these financial statements.

PIONEER INTERMEDIATE TAX-FREE FUND
------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS 12/31/96
------------------------------------------------------------------------------

                                                                  1/31/96 TO
CLASS C (A)                                                        12/31/96
Net asset value, beginning of period                              $    10.51
                                                                   ---------
Increase (decrease) from investment operations:
   Net investment income                                          $     0.33
   Net realized and unrealized loss on investments                     (0.21)
                                                                   ---------
     Net increase from investment operations                      $     0.12
Distributions to shareholders:
   Net investment income                                               (0.33)
   In excess of net investment income                                  (0.01)
                                                                   ---------
Net decrease in net asset value                                   $    (0.22)
                                                                   ---------
Net asset value, end of period                                    $    10.29
                                                                   =========
Total return*                                                           1.22%
Ratio of net expenses to average net assets                             1.97%**+
Ratio of net investment income to average net assets                    3.51%**+
Portfolio turnover rate                                                   34%
Net assets, end of period (in thousands)                          $      202
Ratios assuming no waiver of management fees by
  PMC and no reduction for fees paid indirectly:
   Net expenses                                                         2.08%**
   Net investment income                                                3.40%**
Ratios assuming waiver of management fees by
  PMC and reduction for fees paid indirectly:
   Net expenses                                                         1.89%**
   Net investment income                                                3.59%**

(a)Class C shares were first publicly offered on January 31, 1996.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
+  Ratio assuming no reduction for fees paid indirectly.


 The accompanying footnotes are an integral part of these financial statements.

PIONEER INTERMEDIATE TAX-FREE FUND
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/96
------------------------------------------------------------------------------


1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Pioneer Intermediate Tax-Free Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek a high level of current income exempt from federal income taxes from a high-quality portfolio of municipal bonds.

The Fund offers three classes of shares - Class A, Class B and Class C shares. Class C shares were first publicly offered on January 31, 1996. Shares of Class A, Class B and Class C each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareholders, respectively.

The Fund's financial statements have been prepared in conformity with generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A.   SECURITY VALUATION
     Security transactions are recorded on trade date. Securities are valued based on valuations furnished by independent pricing services that utilize matrix systems. These matrix systems reflect such factors as security prices, yields, maturities and ratings and are supplemented by dealer and exchange quotations and fair market value information from other sources, as required. Market discount and premium are accreted or amortized daily on a straight-line basis. Original issue discount is accreted daily into interest income on a yield-to-maturity basis with a corresponding increase in the cost basis of the security. Interest income is recorded on the accrual basis. Temporary cash investments are valued at amortized cost.

PIONEER INTERMEDIATE TAX-FREE FUND
------------------------------------------------------------------------------

------------------------------------------------------------------------------


     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes. It is the Fund's practice to first select for sale those securities that have the highest cost and also qualify for long-term capital gain or loss treatment for tax purposes.

B.   FEDERAL INCOME TAXES
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareholders. Therefore, no federal tax provision is required.

     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     The Fund has reclassified $1,896 from paid-in capital to accumulated distributions in excess of net investment income. The reclassification has no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

C.   FUND SHARES
     The Fund records sales and repurchases of its shares on trade date. Net losses, if any, as a result of cancellations are absorbed by Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and an indirect subsidiary of The Pioneer Group, Inc. (PGI). PFD earned $11,322 in underwriting commissions on the sale of fund shares during the year ended December 31, 1996.

D.   CLASS ALLOCATIONS
     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively. Shareholders of each class share all expenses and fees paid to the transfer agent, Pioneering Services Corporation (PSC), for their services, which are allocated based on the number of

PIONEER INTERMEDIATE TAX-FREE FUND
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/96                           (continued)
------------------------------------------------------------------------------


     accounts in each class and the ratable allocation of related out-of-pocket expense (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day. The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution fees.

2.   MANAGEMENT AGREEMENT
Pioneering Management Corporation (PMC), the Fund's investment adviser, manages the Fund's portfolio and is a wholly owned subsidiary of PGI. Management fees are calculated daily at the annual rate of 0.50% of the average daily net assets.

PMC has agreed not to impose a portion of its management fees and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 1.00% of the average daily net assets attributable to Class A shares; the portion of the Fund-wide expenses attributable to Class B and Class C shares will be reduced only to the extent that such expenses are reduced for Class A shares. PMC's agreement is voluntary and temporary and may be revised or terminated at any time.

In addition, under the management agreement, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At December 31, 1996, $37,075 was payable to PMC related to management fees and certain other services.

3.   TRANSFER AGENT
PSC, a wholly owned subsidiary of PGI, provides substantially all transfer agent and shareholder services to the Fund at negotiated rates. Included in due to affiliates is $9,143 in transfer agent fees payable to PSC at December 31, 1996.

PIONEER INTERMEDIATE TAX-FREE FUND
------------------------------------------------------------------------------

------------------------------------------------------------------------------


4.   DISTRIBUTION PLANS
The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $45,918 in distribution fees payable to PFD at December 31, 1996.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within four years of purchase are subject to a CDSC at declining rates beginning at 3.0%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSC are paid to PFD. For the year ended December 31, 1996, CDSCs in the amount of $11,695 were paid to PFD.

5.   EXPENSE OFFSETS
The Fund has entered into certain expense offset arrangements resulting in a reduction in the Fund's total expenses. For the year ended December 31, 1996, the Fund's expenses were reduced by $23,871 under such arrangements.

PIONEER INTERMEDIATE TAX-FREE FUND
------------------------------------------------------------------------------
REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
------------------------------------------------------------------------------


TO THE SHAREHOLDERS AND THE BOARD OF TRUSTEES OF PIONEER INTERMEDIATE TAX-FREE
FUND:

We have audited the accompanying balance sheet, including the schedule of investments, of Pioneer Intermediate Tax-Free Fund, as of December 31, 1996, and the related statement of operations, the statements of changes in net assets, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Intermediate Tax-Free Fund as of December 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.


ARTHUR ANDERSEN LLP

Boston, Massachusetts
February 3, 1997

PIONEER INTERMEDIATE TAX-FREE FUND
------------------------------------------------------------------------------
TAX TREATMENT OF DISTRIBUTIONS
------------------------------------------------------------------------------
Made during the Year Ended 12/31/96

During the year ended December 31, 1996, Pioneer Intermediate
Tax-Free Fund paid the following distributions per share from investment income:

PAYMENT                                                INCOME DIVIDENDS
  DATE                                        CLASS A       CLASS B      CLASS C

 1/31/96                                      $ 0.041       $ 0.032     $ 0.000
 2/29/96                                        0.041         0.032       0.032
 3/29/96                                        0.040         0.032       0.032
 4/30/96                                        0.040         0.032       0.032
 5/31/96                                        0.040         0.032       0.032
 6/28/96                                        0.040         0.032       0.032
 7/31/96                                        0.040         0.032       0.032
 8/30/96                                        0.039         0.033       0.033
 9/30/9                                         0.036         0.030       0.029
10/31/96                                        0.036         0.030       0.029
11/29/96                                        0.036         0.030       0.029
12/31/96                                        0.036         0.030       0.029
                                              --------      --------    -------
   Total                                      $ 0.465       $ 0.377     $ 0.341
                                              ========      ========    =======


Of the $0.465, $0.377, and $0.341 per share distributed by Class A, Class B, and Class C shares, respectively, 100% is tax-exempt.

For purposes of the dividend exclusion, none of the distributions per share qualifiy for the exclusion.

PIONEER INTERMEDIATE TAX-FREE FUND
------------------------------------------------------------------------------
TRUSTEES' FEES AND SHARE OWNERSHIP 12/31/96
------------------------------------------------------------------------------




TRUSTEES' FEES, PRINCIPAL SHAREHOLDERS AND SHARE OWNERSHIP OF TRUSTEES AND OFFICERS (UNAUDITED)

The aggregate direct remuneration paid by the Fund to nonaffiliated trustees and officers during the year ended December 31, 1996 was $13,496, plus expenses incurred in attending trustees meetings of $3,277. Fees of trustees who are affiliated with or "interested persons" of Pioneering Management Corporation and Pioneer Funds Distributor, Inc., investment adviser and principal underwriter, respectively, of the Fund ($1,000 in 1996), are reimbursed to the Fund by Pioneering Management Corporation in accordance with the management agreement with the Fund. At December 31, 1996, the trustees and officers of the Fund owned beneficially 25,362 Class A shares of the Fund (0.4% of the outstanding Class A shares). The Pioneer Group, Inc., the parent company of Pioneering Management Corporation and Pioneer Funds Distributor, Inc., is a publicly held corporation of which Mr. Cogan, Chairman and President of the Fund, owned approximately 14% of the outstanding shares of capital stock at December 31, 1996.

PIONEER INTERMEDIATE TAX-FREE FUND
------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
------------------------------------------------------------------------------




TRUSTEES
John F. Cogan, Jr.
Richard H. Egdahl, M.D.
Margaret B.W. Graham
John W. Kendrick
Marguerite A. Piret
David D. Tripple
Stephen K. West
John Winthrop


OFFICERS
John F. Cogan, Jr., Chairman and President
David D. Tripple, Executive Vice President
Sherman B. Russ, Vice President
William H. Keough, Treasurer
Joseph P. Barri, Secretary


INVESTMENT ADVISER
Pioneering Management Corporation


CUSTODIAN
Brown Brothers Harriman & Co


INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP


PRINCIPAL UNDERWRITER
Pioneer Funds Distributor, Inc.


LEGAL COUNSEL
Hale and Dorr LLP


SHAREOWNER SERVICES AND TRANSFER AGENT
Pioneering Services Corporation

------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

YOU CAN CALL US FOR:

ACCOUNT INFORMATION, including existing accounts,
new accounts, propectuses, applications
and service forms                                                1-800-225-6292

FACTFONE[SM] for automated fund yields, prices,
account information and transactions                             1-800-225-4321

RETIREMENT PLANS INFORMATION                                     1-800-622-0176

TELECOMMUNICATIONS DEVICE FOR THE DEAF (TDD)                     1-800-225-1997

OR WRITE TO US AT:

Pioneering Services Corporation
60 State Street
Boston, Massachusetts 02109

OUR TOLL-FREE FAX                                                1-800-225-4240

OUR INTERNET E-MAIL ADDRESS                                ASK.PIONEER@PIOG.COM
(for general questions about Pioneer only)


THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT FUND PROSPECTUS.

[PIONEER LOGO]PIONEER FUNDS DIST., INC.              0297-3933
              60 STATE STREET             [COPYRIGHT]PIONEER FUNDS DIST.,INC.
              BOSTON, MASSACHUSETTS 02109      [LOGO]PRINTED ON RECYCLED PAPER